Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,227,546.61

Principal:
Principal Collections	$14,520,867.92
Prepayments in Full	$7,674,865.94
Liquidation Proceeds	$312,936.39
Recoveries	$45,440.93
Sub Total	$22,554,111.18
Collections	$23,781,657.79

Purchase Amounts:
Purchase Amounts Related to Principal	$539,187.31
Purchase Amounts Related to Interest	$2,846.27
Sub Total	$542,033.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,323,691.37

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,323,691.37
Servicing Fee	$313,648.35	$313,648.35	$0.00	$0.00	$24,010,043.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,010,043.02
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,010,043.02
Interest - Class A-3 Notes	$39,413.38	$39,413.38	$0.00	$0.00	$23,970,629.64
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$23,716,723.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,716,723.64
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$23,630,342.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,630,342.47
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$23,567,532.72
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,567,532.72
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$23,486,809.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,486,809.72
Regular Principal Payment	$20,814,939.66	$20,814,939.66	$0.00	$0.00	$2,671,870.06
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,671,870.06
Residuel Released to Depositor	$0.00	$2,671,870.06	$0.00	$0.00	$0.00
Total		$24,323,691.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,814,939.66
Total					$20,814,939.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,814,939.66	$43.97	$39,413.38	$0.08	$20,854,353.04	$44.05
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$20,814,939.66	$15.00	$523,233.30	$0.38	$21,338,172.96	$15.38

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$48,261,279.46	0.1019461	$27,446,339.80	0.0579771
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$336,331,279.46	0.2423538	$315,516,339.80	0.2273549

Pool Information
Weighted Average APR	4.175%	4.180%
Weighted Average Remaining Term	30.81	30.07
Number of Receivables Outstanding	31,972	30,728
Pool Balance	$376,378,024.11	$353,060,655.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$336,331,279.46	$315,516,339.80
Pool Factor	0.2446670	0.2295094

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$37,544,316.12
Targeted Overcollateralization Amount	$37,544,316.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,544,316.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		76	$269,510.63
(Recoveries)		160	$45,440.93
Net Losses for Current Collection Period			$224,069.70
Cumulative Net Losses Last Collection Period			$10,697,435.29
Cumulative Net Losses for all Collection Periods			$10,921,504.99

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.71%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.86%	472	$6,553,620.43
61-90 Days Delinquent	0.17%	47	$608,877.07
91-120 Days Delinquent	0.06%	14	$200,030.23
Over 120 Days Delinquent	0.33%	84	$1,168,026.99
Total Delinquent Receivables	2.42%	617	$8,530,554.72

Repossession Inventory:
Repossessed in the Current Collection Period		25	$407,284.20
Total Repossessed Inventory		34	$598,266.16

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5633%
Preceding Collection Period			0.6226%
Current Collection Period			0.7372%
Three Month Average			0.6410%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5712%
Preceding Collection Period			0.4817%
Current Collection Period			0.4719%
Three Month Average			0.5082%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer